Statutory Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Statutory Information
Dividend declared and paid	$ 5,458,000	$ 3,890,000	$ 10,033,000
New York Department of Commerce
Statutory Information
Ordinary dividends declared and paid	4,075,000		4,492,000
Extraordinary dividends declared and paid	4,000,000	0	6,500,000
Extraordinary dividend classified as return of capital	$ 2,617,000		959,000
Dividend declared and paid		$ 3,890,000	$ 10,992,000
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
TAC of the Company subject to RBC Requirements	$ 40,184,000
Corresponding Authorized Control	$ 4,043,000
Maximum | New York Department of Commerce
Statutory Information
RBC Ratio under Authorized Control Level (as a percent)	100.00%
RBC Ratio under Company Action Level (as a percent)	200.00%
Maximum | Forecast | New York Department of Commerce
Statutory Information
Maximum dividend payable under state regulatory requirements				$ 3,405,000
Minimum | New York Department of Commerce
Statutory Information
RBC Ratio under Company Action Level (as a percent)	100.00%